Note 22 - Long-term Incentive Arrangement (Details Textual) $ / shares in Units, $ in Millions, $ in Millions	Apr. 16, 2021 USD ($) $ / shares shares	Apr. 16, 2021 CAD ($) shares
Percentage of Disinterested Shareholders Voting for Approval	95.00%
Management Services Agreement [Member] | Jay S. Hennick and Jayset Management [Member] | Chief Executive Officer [Member]
Payments to Employees	$ 96.2	$ 120.3
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 106.40
Management Services Agreement [Member] | Jay S. Hennick and Jayset Management [Member] | Chief Executive Officer [Member] | Subordinate Voting Shares [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares	3,572,858	3,572,858